LEASES - Schedule of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 571
2026	585
2027	600
2028	615
2029	630
Thereafter	2,101
Total Lease Payments	5,102
Less: imputed interest	(819)
Present value of total lease liabilities	$ 4,283